NOTE 12 - INCOME TAXES (Schedule of deferred tax assets) (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 4,653,240	$ 4,357,876
Intangible assets	80,472	97,103
Gross deferred tax assets	4,733,712	4,454,979
Valuation allowance	(4,733,712)	(4,454,979)
Net deferred tax assets